Goodwill (Details) - USD ($)		12 Months Ended
	Jul. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance		$ 6,699,620	$ 7,089,780	$ 16,974,437
Impairment of goodwill		6,659,691		8,149,525
Impairment of Champion Connection's business				(4,867,660)
Disposal of Champion Connection's business (Note 4)	$ 1,676,490			(1,676,490)
Acquisition of CFO Guiwo (Note 3)		(17,873)	19,906
Acquisition of Rifa Wealth Management (Note 3)		108,831
Exchange difference		(39,889)	(410,066)	(58,642)
Balance		108,871	6,699,620	7,089,780
CFO East Win [Member]
Goodwill [Line Items]
Impairment of goodwill				(3,112,365,000)
CFO Henghui [Member]
Goodwill [Line Items]
Impairment of goodwill		(6,641,818)
CFO Netinfo [Member]
Goodwill [Line Items]
Impairment of goodwill				(169,500)
Commodities Brokerage [Member]
Goodwill [Line Items]
Balance		6,699,620	7,089,780	7,115,479
Impairment of goodwill
Impairment of Champion Connection's business
Disposal of Champion Connection's business (Note 4)
Acquisition of CFO Guiwo (Note 3)		(17,873)	19,906
Acquisition of Rifa Wealth Management (Note 3)
Exchange difference		(39,929)	(410,066)	(25,699)
Balance			6,699,620	7,089,780
Commodities Brokerage [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance		6,699,620
Impairment of goodwill		(6,641,818)
Balance			6,699,620
Investment advisory services [Member]
Goodwill [Line Items]
Balance				8,182,468
Impairment of Champion Connection's business				(4,867,660)
Acquisition of CFO Guiwo (Note 3)
Acquisition of Rifa Wealth Management (Note 3)
Exchange difference				(32,943)
Balance
Investment advisory services [Member] | CFO East Win [Member]
Goodwill [Line Items]
Impairment of goodwill				(3,112,365)
Investment advisory services [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance
Investment advisory services [Member] | CFO Netinfo [Member]
Goodwill [Line Items]
Impairment of goodwill				(169,500)
Institutional subscription services [Member]
Goodwill [Line Items]
Balance				1,676,490
Impairment of Champion Connection's business
Disposal of Champion Connection's business (Note 4)				(1,676,490)
Acquisition of CFO Guiwo (Note 3)
Acquisition of Rifa Wealth Management (Note 3)
Exchange difference
Balance
Institutional subscription services [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance
Hong Kong brokerage services [Member]
Goodwill [Line Items]
Balance		108,831
Impairment of goodwill
Impairment of Champion Connection's business
Disposal of Champion Connection's business (Note 4)
Acquisition of CFO Guiwo (Note 3)
Acquisition of Rifa Wealth Management (Note 3)
Exchange difference		40
Balance		108,871	$ 108,831
Hong Kong brokerage services [Member] | CFO Henghui [Member]
Goodwill [Line Items]
Balance		$ 108,871